Assets pledged as collateral	12 Months Ended
Dec. 31, 2018
Pledged Assets Abstract [Abstract]
Disclosure Of Collateral Explanatory

8. Assets pledged as collateral

Details of assets pledged as collateral as of December 31, 2017 and 2018, are as follows:

		2017
Assets pledged	Pledgee	Carrying amount		Reason of pledge
		(In millions of Korean won)
Due from financial institutions	Korea Federation of Savings Banks and others	￦	165,026	Borrowings from Bank and others
Financial assets held for trading	Korea Securities Depository and others		7,699,857	Repurchase agreements
	Korea Securities Depository and others		4,941,912	Securities borrowing transactions
	Samsung Futures Inc. and others		1,047,758	Derivatives transactions

	Sub-total		13,689,527

Available-for-sale financial assets	Korea Securities Depository and others		2,401,388	Repurchase agreements
	Korea Securities Depository and others		838,149	Securities borrowing transactions
	Bank of Korea		651,284	Borrowings from Bank of Korea
	Bank of Korea		750,254	Settlement risk of Bank of Korea
	Samsung Futures Inc. and others		221,004	Derivatives transactions

	Sub-total		4,862,079

Held-to-maturity financial assets	Korea Securities Depository and others		35,026	Repurchase agreements
	Bank of Korea		1,326,558	Borrowings from Bank of Korea
	Bank of Korea		1,204,990	Settlement risk of Bank of Korea
	Samsung Futures Inc. and others		330,316	Derivatives transactions
	Others		163,960	Others

	Sub-total		3,060,850

Mortgage loans	Others		4,950,490	Covered bond

Real estate	Natixis Real Estate Capital LLC and others		778,789	Borrowings from Bank and others

	Total	￦	27,506,761

		2018
Assets pledged	Pledgee	Carrying amount		Reason of pledge
		(In millions of Korean won)
Due from financial institutions	Korea Federation of Savings Banks and others	￦	1,884,068	Borrowings from Bank and others
Financial assets measured at fair value through profit or loss	Korea Securities Depository and others		7,676,111	Repurchase agreements
	Korea Securities Depository and others		9,303,600	Securities borrowing transactions
	Samsung Futures Inc. and others		1,503,088	Derivatives transactions

			18,482,799

Financial assets measured at fair value through other comprehensive income	Korea Securities Depository and others		1,258,694	Repurchase agreements
	Korea Securities Depository and others		1,001,259	Securities borrowing transactions
	Bank of Korea		49,948	Borrowings from Bank of Korea
	Bank of Korea		479,784	Settlement risk of Bank of Korea
	Samsung Futures Inc. and others		395,221	Derivatives transactions

			3,184,906

Securities at amortized cost	Korea Securities Depository and others		276,688	Repurchase agreements
	Bank of Korea		1,911,160	Borrowings from Bank of Korea
	Bank of Korea		1,474,529	Settlement risk of Bank of Korea
	Samsung Futures Inc. and others		162,184	Derivatives transactions
	Others		350,292	Others

			4,174,853

Mortgage loans	Others		4,060,863	Covered bond

Real estate	NATIXIS REAL ESTATE CAPITAL LLC and others		801,944	Borrowings from Bank and others

		￦	32,589,433

The Group provides ￦ 3,185,601 million and ￦ 6,472,993 million of its borrowing securities and securities held as collateral with KSFC and others as at December 31, 2017 and 2018.

The fair values of collateral available to sell or repledge, and collateral sold or repledged, regardless of debtor’s default, as of December 31, 2017 and 2018, are as follows:

	2017
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	2,677,878	￦	—	￦	2,677,878

	2018
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	3,547,179	￦	—	￦	3,547,179